Organization, Significant Accounting Policies and Liquidity (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Allowance for doubtful accounts		$ 0	$ 0	$ 0
Impairment losses	$ 0	0	0	0
Advertising costs			0	$ 0
Uncertain tax positions		$ 0	$ 0		$ 0
Common Stock [Member]
Antidilutive shares			85,143,452	68,158,002
Stock converion			10,000,000
Preferred Stock [Member]
Antidilutive shares			1,000,000	1,000,000
Minimum [Member]
Estimated useful lives			3 years
Maximum [Member]
Estimated useful lives			10 years